Business Combination (Details) - Schedule of Allocation of Purchase Price - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Allocation of Purchase Price
Intangible Assets	$ 6,018	$ 6,018
Goodwill	1,289	1,289
Working Capital
Cash	970	970
Accounts Receivables	3,142	3,142
Other Current Assets	11,419	11,419
Accounts Payable	758	758
Short term borrowing	2,209	2,209
Other Current liabilities	679	679
Current liabilities	3,646	3,646
Net Working Capital Acquired	7,773	7,773
Total Purchase price	$ 7,773	$ 7,773